STOCK OPTIONS: Stock option activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding	2,950,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding	$ 0.14	$ 0.10	$ 0
Volatility, Options Outstanding	143.00%	228.00%
Balance	1,137,500	984,329
Common stock issued upon exercise of options, shares	(850,000)
Stock Options 1 [Member]
Options Outstanding	1,750,000	2,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.10	$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding	$ 1.00	$ 1
Volatility, Options Outstanding	183.83%	183.83%
Stock Options 2 [Member]
Options Outstanding	100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.27
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Stock Options 3 [Member]
Options Outstanding	1,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.28
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Exercisable 1 [Member]
Options Outstanding		984,329
Weighted Average Exercise Price, Options Outstanding		$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding		$ 1
Volatility, Options Outstanding		183.83%
Balance	887,500	984,329
Weighted Average Exercise Price, Vested	$ 0.10	$ 0.10
Weighted Average Grant-Date Stock Price, Vested	$ 1.00	$ 1
Volatility, Vested	183.83%	183.83%
Exercisable 2 [Member]
Balance	250,000
Weighted Average Exercise Price, Vested	$ 0.28
Weighted Average Grant-Date Stock Price, Vested	$ 0.27
Volatility, Vested	228.36%